Note 3 - Advances for Vessels Under Construction and Vessel Acquisition Deposits (Details Textual) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Advances for Vessel Acquisition	$ 2,318,583	$ 17,753,737
Kamsarmax Vessel Hull Number YZJ 1153 [Member]
Advances for Vessel Acquisition	$ 2,250,000